Intangible Assets and Goodwill	12 Months Ended
Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill	INTANGIBLE ASSETS AND GOODWILL
Acquisition-related intangible assets consisted of the following as of January 31, 2021 and 2020:

	January 31, 2021
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$74,272	$(72,349)	$1,923
Customer relationships	4,837	(2,759)	2,078
Trade names	1,151	(676)	475
Distribution network	2,000	(2,000)	—
Non-competition agreements	1,307	(484)	823
Total intangible assets	$83,567	$(78,268)	$5,299

	January 31, 2020
(in thousands)	Cost	Accumulated Amortization	Net
Intangible assets with finite lives:
Acquired technology	$75,765	$(72,542)	$3,223
Customer relationships	6,586	(3,882)	2,704
Trade names	1,231	(563)	668
Distribution network	2,000	(2,000)	—
Non-competition agreements	1,307	(34)	1,273
Total intangible assets	$86,889	$(79,021)	$7,868
Total amortization expense recorded for acquisition-related intangible assets was $2.2 million, $3.0 million and $8.1 million for the years ended January 31, 2021, 2020, and 2019, respectively. The reported amount of net acquisition-related intangible assets can fluctuate from the impact of changes in foreign currency exchange rates on intangible assets not denominated in U.S. dollars.

Estimated future amortization expense on finite-lived acquisition-related intangible assets is as follows:

(in thousands)
Years Ending January 31,	Amount
2022	$1,818
2023	1,711
2024	783
2025	734
2026	176
Thereafter	77
Total	$5,299

We recorded $0.3 million of impairments for certain acquired technology assets, which is included within software cost of revenue and professional service and other cost of revenue of $0.2 million and $0.1 million, respectively, for the year ended January 31, 2021. No impairments of acquired intangible assets were recorded during the years ended January 31, 2020 and 2019.

Goodwill activity for the years ended January 31, 2021 and 2020 was as follows:

(in thousands)	Amount
Year Ended January 31, 2020:
Goodwill, gross, at January 31, 2019	$157,976
Accumulated impairment losses through January 31, 2019	(10,822)
Goodwill, net, at January 31, 2019	147,154
Business combination	11,597
Foreign currency translation	(608)
Goodwill, net, at January 31, 2020	$158,143

Year Ended January 31, 2021:
Goodwill, gross, at January 31, 2020	$168,965
Accumulated impairment losses through January 31, 2020	(10,822)
Goodwill, net, at January 31, 2020	158,143
Adjustments to prior period acquisition	300
Foreign currency translation	(260)
Goodwill, net, at January 31, 2021	$158,183

Balance at January 31, 2021
Goodwill, gross, at January 31, 2021	$169,005
Accumulated impairment losses through January 31, 2021	(10,822)
Goodwill, net, at January 31, 2021	$158,183

We evaluated whether there has been a change in circumstances or indicators of potential impairment between November 1, 2020 and January 31, 2021 and as of the date of this filing in response to the economic impacts seen globally from COVID-19. The valuation methodology to determine the fair value of our reporting unit is sensitive to management's forecasts of future revenue, profitability and market conditions. At this time, the full impact of COVID-19 on our forecasts is uncertain and increases the subjectivity that will be involved in evaluating goodwill for potential impairment. We do expect declines in our reporting unit fair value as a result of delayed or reduced demand for our products and services, driving lower revenue and operating income across our businesses. However, given the significant difference between our reporting unit fair value and its carrying value in the most recent quantitative analyses completed as of November 1, 2020, as well as expected long-term recovery within our reporting unit, management does not believe that these events were sufficiently severe to result in an impairment trigger. We will continue to monitor conditions to determine whether any events or changes in circumstances may trigger a need to assess for impairment. No changes in circumstances or indicators of potential impairment were identified between November 1 and January 31 in each of the years ended January 31, 2020 and 2019.

No goodwill impairment was identified for the years ended January 31, 2021, 2020 and 2019.